Derivative Financial Instruments - Summary Of Portfolio of Financial Instruments Composed of Debt Instruments and DFI (Detail) $ in Thousands	Dec. 31, 2023 MXN ($)
TIIE 28D MXN
Disclosure of detailed information about financial instruments [line items]
Debt Notional Amount	$ 117,888,000
DFI Notional Amount	31,733,673
TIIE 91D MXN
Disclosure of detailed information about financial instruments [line items]
Debt Notional Amount	$ 16,433,024